Commitments and Contingencies (Details) $ in Thousands				12 Months Ended
	Jul. 31, 2021 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)	Dec. 31, 2021 USD ($)
Commitments and Contingencies (Details) [Line Items]
Damages plaintiffs amount		$ 2,400
Plaintiffs amount	$ 1,600
NIS [Member]
Commitments and Contingencies (Details) [Line Items]
Sought damages in amount (in New Shekels) | ₪			₪ 34,106
Customer Contracts [Member]
Commitments and Contingencies (Details) [Line Items]
Restricted bank deposits				$ 295
Customer Contracts [Member] | Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Bank guarantees amount				3,100
Customer Contracts [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Bank guarantees amount				$ 992